UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10635

Name of Fund: BlackRock Strategic Bond Trust (BHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Strategic Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

BlackRock Strategic Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
Aerospace & Defense - 6.5%	CHC Helicopter Corp., 7.375%, 5/01/14	$475	$493,406
	DRS Technologies, Inc., 6.875%, 11/01/13	50	50,250
	DRS Technologies, Inc., 7.625%, 2/01/18	80	83,200
	Hexcel Corp., 6.75%, 2/01/15	100	96,750
	Honeywell International, 7.50%, 3/01/10	325	343,658
	Lockheed Martin Corp. Series B,
	6.15%, 9/01/36	2,000	1,920,012
	Northrop Grumman Corp., 7.125%, 2/15/11	1,000	1,055,142
	Raytheon Co., 4.85%, 1/15/11	650	652,022
	TransDigm, Inc., 7.75%, 7/15/14	90	87,750
	United Technologies Corp., 6.35%, 3/01/11	1,000	1,050,782
			5,832,972
Air Freight & Logistics - 0.3%	Park-Ohio Industries, Inc.,
	8.375%, 11/15/14	300	247,500
Airlines - 0.1%	American Airlines, Inc. Series 99-1,
	7.324%, 4/15/11	125	115,313
Auto Components - 1.3%	Allison Transmission, Inc., 11%, 11/01/15 (a)	120	108,600
	Allison Transmission, Inc., 11.25%, 11/01/15 (a)(b)	190	165,300
	The Goodyear Tire & Rubber Co.,
	7.857%, 8/15/11	195	193,538
	The Goodyear Tire & Rubber Co.,
	8.625%, 12/01/11	390	394,875
	Lear Corp., 8.75%, 12/01/16	275	217,250
	Metaldyne Corp., 10%, 11/01/13	200	82,000
			1,161,563
Automobiles - 1.5%	DaimlerChrysler NA Holding Corp.,
	7.30%, 1/15/12	1,000	1,041,889
	Ford Capital BV, 9.50%, 6/01/10	350	294,000
			1,335,889
Building Products - 0.9%	CPG International I, Inc., 10.50%, 7/01/13	150	118,500
	Momentive Performance Materials, Inc.,
	11.50%, 12/01/16	445	342,650
	Ply Gem Industries, Inc., 11.75%, 6/15/13 (a)	370	331,150
			792,300
Capital Markets - 0.5%	Marsico Parent Co., LLC, 10.625%, 1/15/16 (a)	341	293,686
	Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (a)(b)	126	107,023
	Marsico Parent Superholdco, LLC,
	14.50%, 1/15/18 (a)(b)	85	71,309
			472,018
Chemicals - 1.8%	American Pacific Corp., 9%, 2/01/15	180	174,150
	Ames True Temper, Inc., 6.791%, 1/15/12 (d)	350	278,250
	Huntsman LLC, 11.50%, 7/15/12	99	103,208
	Innophos, Inc., 8.875%, 8/15/14	980	980,000
	Key Plastics LLC, 11.75%, 3/15/13 (a)	135	47,250
	Terra Capital, Inc. Series B, 7%, 2/01/17	80	79,000
			1,661,858

BlackRock Strategic Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
Commercial Banks - 2.4%	Barclays Bank Plc, 8.55% (a)(d)(e)	$650	$633,700
	HSBC Bank USA NA, 3.875%, 9/15/09	1,500	1,494,030
			2,127,730
Commercial Services &	Casella Waste Systems, Inc., 9.75%, 2/01/13	1,500	1,485,000
Supplies - 3.7%	DI Finance Series B, 9.50%, 2/15/13	524	519,415
	Sally Holdings LLC, 10.50%, 11/15/16	294	282,975
	Waste Services, Inc., 9.50%, 4/15/14	550	552,750
	West Corp., 11%, 10/15/16	590	469,050
			3,309,190
Communications Equipment - 0.6%	Nortel Networks Ltd., 7.041%, 7/15/11 (d)	250	235,625
	Nortel Networks Ltd., 10.75%, 7/15/16 (a)	300	294,000
			529,625
Construction Materials - 0.7%	Nortek Holdings, Inc., 10%, 12/01/13 (a)	700	626,500
Containers & Packaging - 1.5%	Berry Plastics Holding Corp., 6.651%, 9/15/14 (d)	80	58,800
	Berry Plastics Holding Corp., 8.875%, 9/15/14	140	112,000
	Crown Americas LLC, 7.75%, 11/15/15	250	258,125
	Impress Holdings BV, 5.916%, 9/15/13 (a)(d)	260	230,100
	Pregis Corp., 12.375%, 10/15/13	565	542,400
	Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17	200	163,500
			1,364,925
Diversified Financial	Ford Motor Credit Co. LLC, 4.361%, 1/15/10 (d)	1,600	1,367,782
Services - 3.3%	Ford Motor Credit Co. LLC, 5.538%, 1/13/12 (d)	100	72,501
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12	250	187,761
	GMAC LLC, 5.011%, 12/01/14 (d)	385	207,939
	GMAC LLC, 6.75%, 12/01/14	285	163,250
	GMAC LLC, 8%, 11/01/31	990	554,739
	Structured Asset Repackaged Trust,
	3.761%, 1/21/10	397	390,871
			2,944,843
Diversified Telecommunication	AT&T, Inc., 6.45%, 6/15/34	1,500	1,417,902
Services - 8.7%	Broadview Networks Holdings, Inc., 11.375%, 9/01/12	125	111,250
	Cincinnati Bell, Inc., 7.25%, 7/15/13	590	569,350
	Citizens Communications Co., 6.25%, 1/15/13	200	190,000
	Qwest Communications International, Inc.,
	7.50%, 2/15/14	1,180	1,088,550
	Qwest Corp., 6.026%, 6/15/13 (d)	340	315,350
	Qwest Corp., 7.50%, 6/15/23	500	410,000
	Telecom Italia Capital SA, 4.95%, 9/30/14	1,000	916,105
	Verizon New England, Inc., 6.50%, 9/15/11	2,000	2,052,138
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (a)	250	258,750
	Windstream Corp., 8.125%, 8/01/13	360	363,600
	Windstream Corp., 8.625%, 8/01/16	170	172,125
			7,865,120
Electric Utilities - 3.2%	DTE Energy Co., 7.05%, 6/01/11	250	258,834
	Edison Mission Energy, 7.50%, 6/15/13	125	125,625

BlackRock Strategic Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	Elwood Energy LLC, 8.159%, 7/05/26	$29	$28,020
	FirstEnergy Corp., 7.375%, 11/15/31	1,075	1,149,721
	Midwest Generation LLC Series B, 8.56%, 1/02/16	238	245,651
	Progress Energy, Inc., 7.75%, 3/01/31	1,000	1,108,002
			2,915,853
Electrical Equipment - 1.1%	Superior Essex Communications LLC, 9%, 4/15/12	1,010	1,030,200
Electronic Equipment &	Sanmina-SCI Corp., 8.125%, 3/01/16	465	413,850
Instruments - 0.5%
Energy Equipment &	Compagnie Generale de Geophysique-Veritas,
Services - 0.4%	7.50%, 5/15/15	65	64,350
	Compagnie Generale de Geophysique-Veritas,
	7.75%, 5/15/17	70	69,475
	Grant Prideco, Inc. Series B, 6.125%, 8/15/15	60	59,534
	North American Energy Partners, Inc., 8.75%, 12/01/11	125	125,625
	SemGroup LP, 8.75%, 11/15/15 (a)(f)	275	37,125
			356,109
Food & Staples Retailing - 0.9%	The Pantry, Inc., 7.75%, 2/15/14	500	390,000
	Rite Aid Corp., 7.50%, 3/01/17	525	425,250
			815,250
Food Products - 0.3%	Kraft Foods, Inc., 6.125%, 8/23/18	250	243,759
Gas Utilities - 0.6%	El Paso Natural Gas Co., 8.375%, 6/15/32	175	191,742
	Targa Resources, Inc., 8.50%, 11/01/13	400	380,000
			571,742
Health Care Equipment &	Biomet, Inc., 10.375%, 10/15/17 (b)	100	105,500
Supplies - 1.4%	Biomet, Inc., 11.625%, 10/15/17	100	105,625
	ReAble Therapeutics Finance LLC, 10.875%, 11/15/14 (a)	1,090	1,090,000
			1,301,125
Health Care Providers &	Community Health Systems, Inc. Series WI, 8.875%,
Services - 2.6%	7/15/15	200	201,500
	Tenet Healthcare Corp., 6.375%, 12/01/11	95	93,575
	Tenet Healthcare Corp., 6.50%, 6/01/12	1,225	1,189,781
	WellPoint, Inc., 5.95%, 12/15/34	1,000	841,880
			2,326,736
Hotels, Restaurants &	American Real Estate Partners LP,
Leisure - 2.6%	8.125%, 6/01/12	860	821,300
	American Real Estate Partners LP,
	7.125%, 2/15/13	230	205,850
	Gaylord Entertainment Co., 8%, 11/15/13	135	125,550
	Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(f)	211	151,920
	Harrah's Operating Co., Inc., 10.75%, 2/01/16 (a)	400	302,000
	Harrah's Operating Co., Inc., 10.75%, 2/01/18 (a)(b)	640	401,373
	Seneca Gaming Corp. Series B, 7.25%, 5/01/12	190	173,375
	Tropicana Entertainment LLC Series WI,
	9.625%, 12/15/14 (f)	100	27,000
	Wynn Las Vegas LLC, 6.625%, 12/01/14	115	104,075
			2,312,443

BlackRock Strategic Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
IT Services - 1.5%	First Data Corp., 9.875%, 9/24/15 (a)	$340	$300,900
	iPayment, Inc., 9.75%, 5/15/14	175	146,562
	iPayment Investors LP, 12.75%, 7/15/14 (a)(b)	647	641,752
	SunGard Data Systems, Inc., 9.125%, 8/15/13	240	245,400
			1,334,614
Independent Power Producers &	The AES Corp., 8%, 6/01/20 (a)	750	721,875
Energy Traders - 2.8%	AES Ironwood LLC, 8.875%, 11/30/25	99	102,790
	NRG Energy, Inc., 7.25%, 2/01/14	50	48,750
	NRG Energy, Inc., 7.375%, 2/01/16	485	470,450
	Texas Competitive Electric Holdings Co. LLC,
	10.25%, 11/01/15 (a)	750	750,000
	Texas Competitive Electric Holdings Co. LLC,
	10.50%, 11/01/16 (a)(b)	500	481,250
			2,575,115
Industrial Conglomerates - 1.2%	Sequa Corp., 11.75%, 12/01/15 (a)	500	435,000
	Sequa Corp., 13.50%, 12/01/15 (a)(b)	700	638,459
			1,073,459
Insurance - 0.4%	MetLife, Inc., 6.125%, 12/01/11	325	339,660
Leisure Equipment &	Quiksilver, Inc., 6.875%, 4/15/15	100	78,500
Products - 0.1%
Machinery - 0.7%	AGY Holding Corp., 11%, 11/15/14	260	232,700
	Accuride Corp., 8.50%, 2/01/15	110	74,800
	Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (a)	470	368,950
			676,450
Marine - 0.2%	Navios Maritime Holdings, Inc., 9.50%, 12/15/14	156	152,490
Media - 13.9%	Affinion Group, Inc., 10.125%, 10/15/13	435	437,175
	Affinion Group, Inc., 11.50%, 10/15/15	220	218,900
	CBS Corp., 6.625%, 5/15/11	85	85,279
	CMP Susquehanna Corp., 9.875%, 5/15/14	500	315,000
	Cablevision Systems Corp. Series B,
	7.133%, 4/01/09 (d)	120	120,750
	Charter Communications Holdings I, LLC,
	11%, 10/01/15	190	143,925
	Charter Communications Holdings II, LLC,
	10.25%, 9/15/10	800	761,738
	Comcast Cable Communications LLC,
	6.875%, 6/15/09	1,000	1,024,888
	Dex Media West LLC, 9.875%, 8/15/13	50	39,250
	DirecTV Holdings LLC, 8.375%, 3/15/13	100	103,250
	DirecTV Holdings LLC, 7.625%, 5/15/16 (a)	490	486,325
	EchoStar DBS Corp., 5.75%, 10/01/08	550	550,687
	EchoStar DBS Corp., 7%, 10/01/13	31	29,450
	EchoStar DBS Corp., 7.125%, 2/01/16	45	41,513

BlackRock Strategic Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	Network Communications, Inc., 10.75%, 12/01/13	$325	$245,375
	News America, Inc., 6.20%, 12/15/34	1,500	1,363,028
	Nielsen Finance LLC, 10%, 8/01/14	635	639,763
	Nielsen Finance LLC, 10%, 8/01/14 (a)	440	443,300
	R.H. Donnelley Corp., 11.75%, 5/15/15 (a)	1,001	740,740
	Rainbow National Services LLC, 8.75%, 9/01/12 (a)	210	212,363
	Rainbow National Services LLC,
	10.375%, 9/01/14 (a)	1,455	1,540,481
	Sinclair Broadcast Group, Inc. Class A,
	4.875%, 7/15/18 (g)(h)	70	64,312
	Sirius Satellite Radio, Inc., 9.625%, 8/01/13	80	65,600
	TCI Communications, Inc., 7.875%, 2/15/26	1,000	1,040,183
	TL Acquisitions, Inc., 10.50%, 1/15/15 (a)	750	660,000
	Time Warner, Inc., 7.70%, 5/01/32	1,000	999,169
	Windstream Regatta Holdings, Inc.,
	11%, 12/01/17 (a)	229	148,850
			12,521,294
Metals & Mining - 2.4%	AK Steel Corp., 7.75%, 6/15/12	320	328,000
	Aleris International, Inc., 10%, 12/15/16	315	217,350
	FMG Finance Property Ltd., 10.625%, 9/01/16 (a)	130	150,800
	Freeport-McMoRan Copper & Gold, Inc.,
	5.883%, 4/01/15 (d)	740	743,567
	Freeport-McMoRan Copper & Gold, Inc.,
	8.375%, 4/01/17	725	759,438
			2,199,155
Multi-Utilities - 1.1%	Dominion Resources, Inc., 5.70%, 9/17/12	1,000	1,007,466
Oil, Gas & Consumable	Berry Petroleum Co., 8.25%, 11/01/16	100	98,500
Fuels - 5.9%	Chaparral Energy, Inc., 8.50%, 12/01/15	250	215,625
	Chesapeake Energy Corp., 6.375%, 6/15/15	130	122,850
	Chesapeake Energy Corp., 7.25%, 12/15/18	650	637,000
	Chesapeake Energy Corp., 2.25%, 12/15/38 (g)	200	190,750
	Compton Petroleum Finance Corp.,
	7.625%, 12/01/13	225	219,375
	ConocoPhillips Holding Co., 6.95%, 4/15/29	1,000	1,076,886
	Corral Finans AB, 7.713%, 4/15/10 (a)(b)	602	554,518
	EXCO Resources, Inc., 7.25%, 1/15/11	275	272,250
	Encore Acquisition Co., 6%, 7/15/15	30	27,150
	Forest Oil Corp., 7.25%, 6/15/19	360	338,400
	Forest Oil Corp., 7.25%, 6/15/19 (a)	350	329,000
	OPTI Canada, Inc., 8.25%, 12/15/14	320	322,400
	Occidental Petroleum Corp., 6.75%, 1/15/12	250	269,298
	Sabine Pass LNG LP, 7.50%, 11/30/16	305	262,300
	Whiting Petroleum Corp., 7.25%, 5/01/12	30	29,475
	Whiting Petroleum Corp., 7.25%, 5/01/13	300	293,250
	Williams Cos., Inc., 7.125%, 9/01/11	25	26,000
			5,285,027

BlackRock Strategic Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
Paper & Forest Products - 1.7%	Bowater, Inc., 9%, 8/01/09	$200	$183,000
	Bowater, Inc., 5.776%, 3/15/10 (d)	60	49,200
	Domtar Corp., 7.125%, 8/15/15	40	37,600
	NewPage Corp., 10%, 5/01/12	750	718,125
	Verso Paper Holdings LLC Series B,
	6.551%, 8/01/14 (d)	626	550,880
			1,538,805
Pharmaceuticals - 2.2%	Merck & Co., Inc., 4.375%, 2/15/13	1,000	1,001,042
	Wyeth, 6.50%, 2/01/34	1,000	1,025,203
			2,026,245
Real Estate Investment Trusts	ERP Operating LP, 6.95%, 3/02/11	500	508,684
(REITs) - 0.6%
Real Estate Management &	Realogy Corp., 12.375%, 4/15/15	140	66,500
Development - 0.1%
Road & Rail - 0.6%	Canadian National Railway Co., 6.90%, 7/15/28	500	524,677
Semiconductors &	Amkor Technology, Inc., 7.75%, 5/15/13	50	45,750
Semiconductor Equipment - 0.5%	Amkor Technology, Inc., 9.25%, 6/01/16	50	47,375
	Freescale Semiconductor, Inc., 8.875%, 12/15/14	180	152,550
	Freescale Semiconductor, Inc., 9.125%, 12/15/14 (b)	225	182,250
			427,925
Software - 0.0%	BMS Holdings, Inc., 10.595%, 2/15/12 (a)(b)(d)	63	38,948
Specialty Retail - 2.8%	AutoNation, Inc., 4.791%, 4/15/13 (d)	110	90,750
	AutoNation, Inc., 7%, 4/15/14	110	94,738
	General Nutrition Centers, Inc., 7.199%, 3/15/14 (d)	360	295,089
	General Nutrition Centers, Inc., 10.75%, 3/15/15	290	244,325
	Group 1 Automotive, Inc., 2.25%, 6/15/36 (g)(h)	50	29,375
	Lazy Days' R.V. Center, Inc., 11.75%, 5/15/12	362	240,730
	Michaels Stores, Inc., 10%, 11/01/14	310	248,775
	Michaels Stores, Inc., 11.375%, 11/01/16	240	169,200
	Sonic Automotive, Inc. Series B, 8.625%, 8/15/13	1,400	1,120,000
			2,532,982
Thrifts & Mortgage	Residential Capital LLC, 8.50%, 5/15/10 (a)	52	37,180
Finance - 0.0%
Wireless Telecommunication	Cricket Communications, Inc., 9.375%, 11/01/14	185	181,300
Services - 4.7%	Digicel Group Ltd., 8.875%, 1/15/15 (a)	470	433,575
	Digicel Group Ltd., 9.125%, 1/15/15 (a)(b)	439	397,295
	MetroPCS Wireless, Inc., 9.25%, 11/01/14	1,070	1,037,900
	Nordic Telephone Co. Holdings ApS,
	8.875%, 5/01/16 (a)	500	482,500
	Sprint Capital Corp., 7.625%, 1/30/11	465	451,050
	Sprint Capital Corp., 6.875%, 11/15/28	240	190,200
	Vodafone Group Plc, 7.75%, 2/15/10	1,000	1,045,340
			4,219,160
	Total Corporate Bonds - 90.8%		81,838,749

BlackRock Strategic Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Floating Rate Loan Interests	(000)	Value
Auto Components - 0.5%	Dana Corp. Term Loan B, 6.75%, 1/31/15	$449	$414,597
Automobiles - 0.4%	Ford Motor Term Loan B, 5.47%, 12/15/13	250	195,895
	General Motors Corp. Term Loan B,
	5.163%, 11/29/13	224	176,290
			372,185
Building Products - 1.0%	Building Material Corp. of America First Lien Term
	Loan, 5.563%, 2/22/14	249	214,618
	Masonite International Term Loan,
	4.795%, 4/06/13	373	326,355
	Masonite International Term Loan B,
	4.795%, 4/06/13	375	328,204
			869,177
Chemicals - 0.7%	PQ Corp. Second Lien Term Loan, 9.30%, 5/29/16	750	648,750
Health Care - 0.6%	Community Health Systems Delay Draw Term Loan,
	7.57%, 7/25/14	27	25,318
	Community Health Systems Delay Term Loan B,
	4.88%, 7/25/14	523	495,042
			520,360
Media - 0.5%	Thomson Learning, Inc. Term Loan B 2,
	7.50%, 7/05/14	500	495,000
	Total Floating Rate Loan Interests - 3.7%		3,320,069
	U.S. Government Obligations
	U.S. Treasury Notes, 4.125%, 8/15/10 (i)	810	835,629
	U.S. Treasury Notes, 4.25%, 8/15/13	1,000	1,046,328
	U.S. Treasury Notes, 4.75%, 5/15/14	710	762,584
	U.S. Treasury Notes, 4.25%, 8/15/15	75	78,287
	U.S. Treasury Notes, 4.875%, 8/15/16	550	591,293
	U.S. Treasury Bonds, 5.375%, 2/15/31	410	450,519
	U.S. Treasury Notes, 4.75%, 2/15/37	130	132,722
	Total U.S. Government Obligations - 4.3%		3,897,362
	Common Stocks	Shares
Media - 0.0%	Adelphia Recovery Trust (j)	396,568	10,430
	Total Common Stocks - 0.0%		10,430
	Preferred Securities
		Par
	Capital Trusts	(000)
Diversified Financial	Bank of America Corp. Series M, 8.125%, (d)(e)	$1,550	1,441,826
Services - 2.0%	Citigroup, Inc., 8.40% (d)(e)	100	85,624
	JPMorgan Chase & Co., 7.90% (d)(e)	260	240,505
	Total Capital Trusts - 2.0%		1,767,955
	Preferred Stocks	Shares
Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75% (a)	23	19,780
Electrical Equipment - 0.0%	Superior Essex Holding Corp. Series A, 9.50%	50,000	37,500
	Total Preferred Stocks - 0.0%		57,280
	Total Preferred Securities - 2.0%		1,825,235

BlackRock Strategic Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Beneficial
		Interest
Industry	Other Interests (k)	(000)	Value
Health Care Providers &	Critical Care Systems International, Inc. (c)	$947	$318
Services - 0.0%
Media - 0.0%	Adelphia Recovery Trust Escrow	400	32,000
	Total Other Interests - 0.0%		32,318
	Total Long Term Investments
	(Cost - $97,167,588) - 100.8%		90,924,163
	Options Purchased	Contracts
Call Options	Marsico Parent Superholdco LLC, expiring December
	2009 at $942.86	6	10,350
	Total Options Purchased
	(Cost - $5,867) - 0.0%		10,350
	Total Investments
	(Cost - $97,173,455*) - 100.8%		90,934,513
	Liabilities in Excess of Other Assets - (0.9)%		(779,426)
	Net Assets - 100.0%		$90,155,087

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$97,243,845
	Gross unrealized appreciation	$786,792
	Gross unrealized depreciation	(7,096,125)
	Net unrealized depreciation	$(6,309,333)

(a)

Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(b)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(c)	Security is fair valued.
(d)	Variable rate security. Rate shown is as of report date.
(e)

Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment may be deferred at the issuer's option for a specified time without default.

(f)	Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(g)	Convertible security.
(h)	Represents a step bond. Rate shown reflects the effective yield at the time of purchase.
(i)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(j)	Non-income producing security.
(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

•	For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Strategic Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)

•	Reverse repurchase agreements outstanding as of July 31, 2008 were as follows:
		Interest	Trade	Maturity	Net Closing	Face
	Counterparty	Rate	Date	Date	Amount	Amount
	JPMorgan Chase	2.00%	7/21/08	8/04/08	$764,732	$764,138
	JPMorgan Chase	2.00	7/21/08	8/04/08	1,059,573	1,058,750
	Lehman Brothers Inc.	2.15	7/31/08	8/01/08	218,263	218,250
	Lehman Brothers Inc.	2.15	7/31/08	8/04/08	327,434	327,375
	Total				$2,370,002	$2,368,513

•	Financial futures contracts sold as of July 31, 2008 were as follows:
				Expiration	Face	Unrealized
	Contracts	Issue	Exchange	Date	Value	Depreciation
	17	10-Year
		U.S. Treasury Bond	Chicago	September 2008	$1,901,829	$(50,250)

Item 2 – Controls and Procedures

2 (a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2 (b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Bond Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Strategic Bond Trust

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Bond Trust

Date: September 19, 2008

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Bond Trust

Date: September 19, 2008